Investments in Equity Investees - Additional Information (Details) ¥ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2017 USD ($) Investor	Jun. 30, 2017 CNY (¥) Investor	Oct. 31, 2016 USD ($)
Equity And Cost Method Investments [Line Items]
Capital contribution in cash		$ 2,086,058		$ 1,900,000
Cost method investments								$ 500,000
Quan Venture Fund I, L.P.
Equity And Cost Method Investments [Line Items]
Cash consideration for investment disposed	$ 500,000
Gain/loss recognized upon disposal	$ 0
JING
Equity And Cost Method Investments [Line Items]
Number of third-parties | Investor						3	3
Capital contribution in cash		2,100,000	¥ 13.2	1,900,000	¥ 13.1
Capital contribution commitment						$ 4,000,000	¥ 26.3
Percentage of equity interest						20.00%	20.00%
Share of loss of investee		$ 586,551		$ 249,652